Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2014	2013
Deferred assets
Unrealized foreign currency translation adjustments	$359	$—
Accrued liabilities	41	41
Other assets	115	—

Total deferred assets	515	41

Deferred liabilities
Unrealized net capital gains	(91,691)	(81,841)
Difference in tax bases of investments	(64,725)	(40,544)
DAC	(28,375)	(25,395)
Life and annuity reserves	(25,871)	(21,051)
Unrealized foreign currency translation adjustments	—	(143)
Other liabilities	(2,802)	(4,408)

Total deferred liabilities	(213,464)	(173,382)

Net deferred liability	$(212,949)	$(173,341)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Current	$38,729	$6,463	$7,286
Deferred	30,260	15,998	20,260

Total income tax expense	$68,989	$22,461	$27,546

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax expense	0.8	2.3	1.7
Other	(0.4)	(1.5)	(1.2)

Effective income tax rate	35.4%	35.8%	35.5%